Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Nissan Auto Receivables Company II LLC (the “Depositor”)	6 November 2025
Nissan Motor Acceptance Company LLC (the “Sponsor”)
One Nissan Way
Franklin, Tennessee 37067

Re:	Nissan Auto Receivables 2025-B Owner Trust (the “Issuing Entity”)

Asset-Backed Notes (the “Notes”)

Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Depositor, Sponsor, Mizuho Securities USA LLC, BNP Paribas Securities Corp., Wells Fargo Securities, LLC and MUFG Securities Americas Inc. (collectively, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool of motor vehicle retail installment contracts secured by new, near-new and used automobiles and light-duty trucks (the “Receivables”) relating to the Issuing Entity’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with, or instructed us to obtain, as applicable:

a.	Electronic data files (collectively, the “Provided Preliminary Data Files”):

i.

Labeled “NAROT 25-B Preliminary Pool Bankfile 9.30.25.txt” and the corresponding record layout and decode information, as applicable (the “Preliminary Base Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information as of 30 September 2025 (the “Preliminary Cut-off Date”) relating to a pool of motor vehicle retail installment contracts secured by new, near-new and used automobiles and light-duty trucks (the “Preliminary Receivables”) that are expected to be representative of the Receivables and

ii.

Labeled “NAROT 2025-B Auto Decision 09.30.25 - Preliminary Pool.xlsx” and the corresponding record layout and decode information, as applicable (the “Preliminary Auto Decision Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information as of the Preliminary Cut-off Date relating to the approval type for each Preliminary Receivable,

b.	Imaged copies of the following items (collectively, the “Source Documents”):

i.

The simple interest retail installment contract, retail installment sale contract, contract for sale and security agreement, motor vehicle installment sales contract, vehicle contract for sale and security agreement, credit sale contract, correction notice or other related documents (collectively and as applicable, the “Contract”),

ii.	Certain printed screen shots and payment histories from the Sponsor’s loan servicing system (the “System Screen Shots”) and

iii.

The certificate of title, electronic title, lien and title information, notice of lien application, notice of recorded lien, notice of security interest filing, notification of lien perfection, vehicle application, application for certificate of ownership, application for title, application for vehicle registration, notice of lien application, title, lien & registration records, title lien statement, title report, title registration, certificate of lien release to a motor vehicle and lien report summary, registration record, online vehicle report or other related documents (collectively and as applicable, the “Title”)

that the Sponsor, on behalf of the Depositor, indicated relate the Sample Receivables (as defined in Attachment A), as applicable,

c.

Information, assumptions and methodologies (collectively, the “Approval Type Methodology”) that the Sponsor, on behalf of the Depositor, indicated relate to the comparison of the approval type Sample Characteristic (as defined herein),

d.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and

e.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, certain information contained on the Preliminary Data File is collectively the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Provided Preliminary Data Files, Source Documents, Approval Type Methodology, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Preliminary Data Files, Source Documents, Approval Type Methodology or any other information provided to us, or that we were instructed to obtain, as applicable, by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Preliminary Receivables or Receivables, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,

ii.	The value of the collateral securing the Receivables,

iii.	Whether the originator(s) of the Receivables complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable, for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

6 November 2025

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.

As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 125 Preliminary Receivables from the Preliminary Base Data File (the “Sample Receivables”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Receivables or the methodology they instructed us to use to select the Sample Receivables from the Preliminary Base Data File.

For the purpose of the procedures described in this report, the 125 Sample Receivables are referred to as Sample Receivable Numbers 1 through 125.

2.	As instructed by the Sponsor, on behalf of the Depositor, we appended the information for each Preliminary Receivable on the Preliminary Base Data File with the corresponding:

a.	Approval type (the “Auto Decision”), as shown on the Preliminary Auto Decision Data File, and

b.	Grace period (the “Grace Period”), which the Sponsor, on behalf of the Depositor, instructed us to calculate as the difference in months between the:

i.	Original first payment date (First Payment Date) and

ii.	Origination date (Contract Date),

both as shown on the Preliminary Base Data File.

The Preliminary Base Data File, as adjusted, is hereinafter referred to as the “Preliminary Data File.”

Attachment A Page 2 of 2

3.	For each Sample Receivable, we:

a.

Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was found to be in agreement.

b.

Observed that the corresponding Contract contained a signature in the buyer signature section of such Contract. We performed no procedures to determine the validity of the signature contained in the buyer signature section of such Contract.

c.

Observed that the Sponsor, Nissan Motor Acceptance Corporation (“NMAC”) or Infiniti Financial Services (“IFS”) was the named lien holder, secured party or owner on the corresponding Title, subject to the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s).

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore differences that appear to be due to abbreviation, truncation or spelling errors.

Exhibit 1 to Attachment A Page 1 of 3

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)

Account number	Account Number	System Screen Shots

Origination date	Contract Date	Contract and System Screen Shots

Model	Model	Contract and System Screen Shots

Original principal balance	OriginalLoanAmount	Contract and System Screen Shots

Annual percentage rate	Original APR	Contract and System Screen Shots

Monthly payment amount	Monthly Payment	Contract

Number of scheduled payments	Scheduled Payments - Original	Contract

Customer state	Current Customer State	Contract

Electronic contract (Y/N)	E-contract Indicator	Contract

VIN	VIN	Contract, System Screen Shots and Title

Model year	Model Year	Contract, System Screen Shots and Title

Next payment due date	Next Payment Due Date	System Screen Shots

Current principal balance	Unpaid Principal Balance	System Screen Shots

Maturity date	Current Maturity Date	System Screen Shots

FICO score	Credit Score	System Screen Shots

Approval type	Auto_Decision	System Screen Shots

New or used	New-Used-NearNew	Contract

Original first payment date	First Payment Date	Contract or System Screen Shots

Remaining term to maturity	RemainingTerm	Contract, System Screen Shots and recalculation

Grace period	Grace Period	(a) Contract, System Screen Shots and recalculation or (b) System Screen Shots and recalculation

Payment extension	Number of Extensions	System Screen Shots

Current delinquency status	Account Status	System Screen Shots

Exhibit 1 to Attachment A Page 2 of 3

Notes:

i.	The account number Sample Characteristic is for identification purposes only.

ii.	For the purpose of comparing the origination date Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- one day or less.

iii.

The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity that occurred after the Preliminary Cut-off Date. For the purpose of comparing the next payment due date, current principal balance, maturity date, approval type, remaining term to maturity, payment extension and current delinquency status Sample Characteristics, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity that occurred on or prior to the Preliminary Cut-off Date.

iv.

For the purpose of comparing the FICO score Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 13, 22, 26, 27, 28, 40, 67, 68, 77, 81, 83, 87, 88, 94, 112 and 123), the Sponsor, on behalf of the Depositor, instructed us to use the bureau score value, as shown in the System Screen Shots.

For the purpose of comparing the FICO score Sample Characteristic for Sample Receivable Numbers 13 and 22, the Sponsor, on behalf of the Depositor, instructed us to use the co-applicant bureau score value, as shown in the System Screen Shots.

For the purpose of comparing the FICO score Sample Characteristic for Sample Receivable Numbers 26, 27, 28, 40, 67, 68, 77, 81, 83, 87, 88, 94, 112 and 123, the Sponsor, on behalf of the Depositor, instructed us to use the borrower credit bureau score value, as shown in the System Screen Shots.

v.

For the purpose of comparing the approval type Sample Characteristic for each Sample Receivable with an approval type value of “Y,” as shown on the Preliminary Data File, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the approval type value, as shown in the System Screen Shots, showed “Auto Approved.”

For the purpose of comparing the approval type Sample Characteristic for each Sample Receivable with an approval type value of “N,” as shown on the Preliminary Data File, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document in accordance with the Approval Type Methodology.

Exhibit 1 to Attachment A Page 3 of 3

vi.

For the purpose of comparing the new or used Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the new or used value, as shown on the Preliminary Data File, agreed with the corresponding new or used value, as shown in the Contract, in accordance with the decode table shown below:

Preliminary Data File Value	Contract Value
N	New
NN	Used or CERT

vii.

For the purpose of comparing the original first payment date Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 30 and 31), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

For the purpose of comparing the original first payment date Sample Characteristic for Sample Receivable Numbers 30 and 31, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

viii.

For the purpose of comparing the remaining term to maturity Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining term to maturity by subtracting the:

a.	Number of payments made value, as shown in, or as determined using information as shown in the System Screen Shots, from
b.	Number of scheduled payments value, as shown in the Contract.

ix.	For the purpose of comparing the grace period Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to recalculate the grace period as the difference in months between the:
a.	Original first payment date, as shown in the Contract or System Screen Shots, as applicable, and
b.	Origination date, as shown in the System Screen Shots.

x.

For the purpose of comparing the current delinquency status Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a current delinquency status value of “0,” as shown on the Preliminary Data File, if the days delinquent value, as shown in the System Screen Shots, was less than 30 days as of the Preliminary Cut-off Date.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Receivable Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
38	Next payment due date	10/20/2025	9/20/2025
	Remaining term to maturity	56	57